Schedule of intangible assets, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 100,745	$ 129,543	$ 2,119,543
Less: accumulated amortization	(48,694)	(62,613)	(36,704)
Net book value	52,051	66,930	2,082,839
The Peel Agri-Innovation Project [Member]
Finite-Lived Intangible Assets [Line Items]
Total			1,990,000
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 100,745	$ 129,543	$ 129,543